Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Sep. 26, 2014		Jun. 27, 2014		Mar. 28, 2014		Dec. 27, 2013		Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012		Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 789.3		$ 653.1		$ 557.8		$ 540.2		$ 545.2		$ 570.0	[1]	$ 585.3		$ 504.0		$ 2,540.4	$ 2,204.5	$ 2,056.2
Gross profit	400.6		284.3		262.6		255.6		252.1		265.8	[1]	273.5		233.5		1,203.1	1,024.9	964.8
Income (loss) from continuing operations	(352.4)		(24.3)		11.7		46.4		31.2		(27.7)	[1]	34.5		19.8		(318.6)	57.8	141.3
Income (loss) from discontinued operations, net of income taxes	0		0.2		(0.1)		(0.8)		2.3		(0.2)	[1]	(0.5)		(0.6)		(0.7)	1.0	(6.7)
Net income (loss)	$ (352.4)		$ (24.1)		$ 11.6		$ 45.6		$ 33.5		$ (27.9)	[1]	$ 34.0		$ 19.2		$ (319.3)	$ 58.8	$ 134.6
Basic earnings (loss) per share from continuing operations (in usd per share)	$ (4.14)	[2]	$ (0.42)	[2]	$ 0.20	[2]	$ 0.80	[2]	$ 0.54	[2],[3]	$ (0.48)	[1],[2],[3]	$ 0.60	[2],[3]	$ 0.34	[2],[3]	$ (4.91)	$ 1.00	$ 2.45
Diluted earnings (loss) per share from continuing operations (in usd per share)	$ (4.14)	[2]	$ (0.42)	[2]	$ 0.20	[2]	$ 0.79	[2]	$ 0.54	[2],[3]	$ (0.48)	[1],[2],[3]	$ 0.60	[2],[3]	$ 0.34	[2],[3]	$ (4.91)	$ 1.00	$ 2.45

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.
[2]	Quarterly and annual computations are prepared independently. Therefore, the sum of each quarter may not necessarily total the fiscal period amounts noted elsewhere within this Annual Report on Form 10-K.
[3]	The computation of basic and diluted earnings per share assumes that the number of shares outstanding for the first three quarters of fiscal 2013 was equal to the number of ordinary shares of Mallinckrodt outstanding on June 28, 2013, immediately following the distribution of one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien.